Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31 (In thousands)	2015	2014
Deferred tax assets:
Allowance for loan losses	$19,773	$19,023
Accumulated other comprehensive loss – Pension Plan	8,266	8,005
Accumulated other comprehensive loss – Unrealized losses on securities	157	—
Deferred compensation	3,908	3,820
OREO valuation adjustments	2,418	3,984
Net deferred loan fees	1,204	933
Deferred contract bonus	1,031	—
Other	4,171	4,338
Total deferred tax assets	$40,928	$40,103
Deferred tax liabilities:
Accumulated other comprehensive income – Unrealized gains on securities	—	677
Deferred investment income	10,199	10,199
Pension plan	26,205	25,949
Mortgage servicing rights	3,153	3,015
Partnership adjustments	560	865
Other	872	804
Total deferred tax liabilities	$40,989	$41,509
Net deferred tax asset (liability)	$(61)	$(1,406)

Park performs an analysis to determine if a valuation allowance against deferred tax assets is required in accordance with GAAP. Management has determined that it is not required to establish a valuation allowance against the December 31, 2015 or 2014 deferred tax assets in accordance with GAAP since it is more likely than not that the deferred tax assets will be fully utilized in future periods.

The components of the provision for federal income taxes are shown below:

December 31, (In thousands)	2015	2014	2013
Currently payable
Federal	$32,817	$33,931	$34,435

Deferred
Federal	(250)	2,528	(1,932)

Total	$32,567	$36,459	$32,503

The following is a reconciliation of income tax expense to the amount computed at the statutory rate of 35% for the years ended December 31, 2015, 2014 and 2013.

	2015	2014	2013
Statutory federal corporate tax rate	35.0%	35.0%	35.0%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(0.5)%	(0.5)%	(0.8)%
Bank owned life insurance	(1.8)%	(1.4)%	(1.6)%
Investments in qualified affordable housing projects, net of tax benefits	(1.9)%	(1.6)%	(1.7)%
Other tax credits	(0.9)%	—%	—%
KSOP dividend deduction	(1.0)%	(1.0)%	(1.1)%
Other	(0.2)%	(0.2)%	(0.1)%
Effective tax rate	28.7%	30.3%	29.7%

Park and its subsidiaries do not pay state income tax to the state of Ohio, but pay a franchise tax based on equity. The franchise tax expense is included in the state tax expense and is shown in “State taxes” on Park’s Consolidated Statements of Income.

Unrecognized Tax Benefits
The following is a reconciliation of the beginning and ending amount of unrecognized tax benefits.

(In thousands)	2015	2014	2013
January 1 Balance	$532	$518	$517
Additions based on tax positions related to the current year	80	76	74
Additions for tax positions of prior years	16	14	4
Reductions for tax positions of prior years	—	—	—
Reductions due to statute of limitations	(70)	(76)	(77)
December 31 Balance	$558	$532	$518

The amount of unrecognized tax benefits that, if recognized, would favorably affect the effective income tax rate in the future periods at December 31, 2015, 2014 and 2013 was $432,000, $413,000 and $403,000, respectively. Park does not expect the total amount of unrecognized tax benefits to significantly increase or decrease during the next year.

The (income)/expense related to interest and penalties recorded on unrecognized tax benefits in the Consolidated Statements of Income for the years ended December 31, 2015 and 2013 was $2,000 and $(500), respectively. There was no expense related to interest and penalties for the year ending 2014. The amount accrued for interest and penalties at December 31, 2015, 2014 and 2013 was $69,000, $67,000 and $67,000, respectively.

Park and its subsidiaries are subject to U.S. federal income tax and income tax in various state jurisdictions. The Corporation is subject to routine audits of tax returns by the Internal Revenue Service and states in which we conduct business. No material adjustments have been made on closed federal and state tax audits. All tax years ending prior to December 31, 2012 are closed to examination by the federal and state taxing authorities.